SIGNIFICANT ACCOUNTING POLICIES - Exchange rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Year end exchange rate, U.S. dollar into Colombian pesos	3,981.16	3,432.50	3,277.14
Average rate for the period ended, U.S. dollar into Colombian pesos	3,747.24	3,691.27	3,282.39